Note 14 - Income taxes: Schedule of Income before Income Tax, Domestic and Foreign (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Income before Income Tax, Domestic and Foreign

	For the Years Ended December 31,
	2025	2024	2023

Singapore	$243,732	$1,163,910	$2,679,481
PRC	684,980	(1,297,001)	(1,384,839)
Cayman	(967,870)	(160,544)	-
Total (loss) income before income taxes	$(39,158)	$(293,635)	$1,294,642